Derivative Financial Instruments and Hedging	9 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
21.	Derivative Financial Instruments and Hedging
Risk management policy
The Company and its subsidiaries manage interest rate risk through asset-liability management (“ALM”). The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.
The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk that are associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.
By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.
The Company and its subsidiaries have no derivative instruments with credit-risk-related contingent features as of March 31, 2023 and December 31, 2023.
(a) Cash flow hedges
The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations.
(b) Fair value hedges
The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. A certain subsidiary designates foreign exchange contracts to minimize foreign currency exposures on bonds in foreign currencies in the insurance business. The subsidiary also uses interest rate swap agreements to hedge interest rate exposure of the fair values of bonds in foreign currencies in the insurance business.
(c) Hedges of net investment in foreign operations
The Company and its subsidiaries use foreign exchange contracts and borrowings and bonds denominated in foreign currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries and affiliates.
(d) Derivatives not designated as hedging instruments
The Company and its subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2022 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥27,068	¥134	¥0
Foreign exchange contracts	(177)	(896)	896
Foreign currency swap agreements	1,385	563	(2,079)
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥2,934	¥0	¥(2,815)	¥0
Foreign exchange contracts	(39,442)	(231)	39,513	178
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(13,498)	¥(7,309)	¥4,218	¥(252)
Borrowings and bonds in foreign currencies	(60,048)	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥4	¥(209)
Futures	200	0	(2,455)
Foreign exchange contracts	18,223	3,075	45,954
Credit derivatives written	0	0	4
Options held/written and other	0	0	2,021

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2022 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2023 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥(2,029)	¥20	¥0
Foreign exchange contracts	84	0	0
Foreign currency swap agreements	1,824	1,495	(4,315)
Options held/written and other	(760)	0	0
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(257)	¥0	¥393	¥(3)
Foreign exchange contracts	(30,985)	5	30,952	0
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(27,453)	¥(69)	¥11,260
Borrowings and bonds in foreign currencies	(48,304)	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥3	¥(38)
Futures	(1,952)	0	309
Foreign exchange contracts	20,403	1,554	12,772
Credit derivatives held/written	0	0	22
Options held/written and other	0	0	1,096

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2023 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2022 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥4,562	¥(23)	¥0
Foreign exchange contracts	(5)	(913)	749
Foreign currency swap agreements	1,930	261	(3,341)
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(239)	¥0	¥243	¥0
Foreign exchange contracts	39,225	218	(39,304)	(221)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥11,097	¥(7,360)	¥2,262
Borrowings and bonds in foreign currencies	62,691	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥1	¥(70)
Futures	(652)	0	1,650
Foreign exchange contracts	(16,249)	1,125	(5,635)
Options held/written and other	0	0	2,907

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2022 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2023 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥(6,040)	¥(10)	¥0
Foreign exchange contracts	(86)	0	0
Foreign currency swap agreements	(3,528)	494	2,220
Options held/written and other	78	0	0
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(628)	¥0	¥620	¥(14)
Foreign exchange contracts	24,262	106	(24,349)	(48)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense
Foreign exchange contracts	¥2,983	¥3,693
Borrowings and bonds in foreign currencies	36,063	¥0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥1	¥(30)
Futures	(395)	0	994
Foreign exchange contracts	(9,664)	41	7,695
Credit derivatives held/written	0	0	14
Options held/written and other	0	0	1,974

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2023 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(7,104)	¥17	¥0
Options held/written and other	0	0	41
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(5,630)	¥3	¥0
Options held/written and other	0	0	14
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2023 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥470,204	¥(1,107)	—	¥0	¥0
Installment Loans	13,969	(1)	—	0	0

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2023 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(19,004)	¥24	¥0
Options held/written and other	0	0	44
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2023 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(8,369)	¥7	¥0
Options held/written and other	0	0	19
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at December 31, 2023 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥482,092	¥(1,030)	—	¥0	¥0
Installment Loans	14,905	0	—	0	0

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2023 and December 31, 2023 are as follows.
March 31, 2023

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥568,864	¥22,798	Other Assets	¥3,311	Other Liabilities

Options held/written and other	9,486	52	Other Assets	88	—

Futures, foreign exchange contracts	933,988	2,735	Other Assets	26,217	Other Liabilities

Foreign currency swap agreements	99,878	1,325	Other Assets	2,426	Other Liabilities

Foreign currency long-term debt	748,396	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥464	¥0	—	¥8	Other Liabilities

Options held/written and other	632,211	30,435	Other Assets	28,335	Other Liabilities

Futures, foreign exchange contracts *	788,361	15,050	Other Assets	10,978	Other Liabilities

Credit derivatives held/written	1,098	3	Other Assets	3	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥14,758 million and foreign exchange contracts of ¥5,554 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2023, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥52 million and ¥12 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥200 million and ¥179 million at March 31, 2023, respectively.

December 31, 2023

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥546,312	¥21,865	Other Assets	¥3,709	Other Liabilities

Options held/written and other	14,490	30	Other Assets	808	Other Liabilities

Futures, foreign exchange contracts	981,997	14,748	Other Assets	33,839	Other Liabilities

Foreign currency swap agreements	113,915	385	Other Assets	5,558	Other Liabilities

Foreign currency long-term debt	781,143	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥1,988	¥181	Other Assets	¥4	Other Liabilities

Options held/written and other	464,470	16,853	Other Assets	15,448	Other Liabilities

Futures, foreign exchange contracts *	825,496	22,105	Other Assets	10,862	Other Liabilities

Credit derivatives held/written	1,943	21	Other Assets	5	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥9,627 million and foreign exchange contracts of ¥3,507 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at December 31, 2023, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥1 million and ¥118 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥146 million and ¥20 million at December 31, 2023, respectively.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2023 and December 31, 2023 are as follows.
March 31, 2023

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *	¥1,000	Less than five years	¥(3)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2023.
December 31, 2023

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *	¥1,472	Less than five years	¥(5)

*	Underlying reference company’s credit ratings are Baa3 or better rated by rating agencies as of December 31, 2023.